Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Registrant Name	Nuveen Global Cities REIT, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-56273
Entity Tax Identification Number	82-1419222
Entity Address, Address Line One	730 Third Avenue, 3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	490-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Central Index Key	0001711799